Expense Example, No Redemption {- Fidelity® International Discovery Fund} - 10.31 Fidelity International Discovery Fund - AMCIZ PRO-11 - Fidelity® International Discovery Fund	Dec. 30, 2021 USD ($)
Fidelity International Discovery Fund-Class A
Expense Example, No Redemption:
1 Year	$ 702
3 Years	969
5 Years	1,257
10 Years	2,074
Fidelity International Discovery Fund-Class M
Expense Example, No Redemption:
1 Year	504
3 Years	828
5 Years	1,175
10 Years	2,152
Fidelity International Discovery Fund-Class C
Expense Example, No Redemption:
1 Year	217
3 Years	670
5 Years	1,149
10 Years	2,264
Fidelity International Discovery Fund-Class I
Expense Example, No Redemption:
1 Year	104
3 Years	325
5 Years	563
10 Years	1,248
Fidelity International Discovery Fund-Class Z
Expense Example, No Redemption:
1 Year	92
3 Years	287
5 Years	498
10 Years	$ 1,108